Condensed Statements of Operations (unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		$ 164,180	$ 164,333
Cost of revenue		129,693	129,693
Gross margin		34,487	34,640
Operating expenses:
General and administrative	3,312	808	856
Professional fees		6,258	6,708
Total operating expenses	3,312	7,066	7,564	4,312
Income (loss) before provision from income taxes	(3,312)	27,421	27,076	(4,312)
Provision for income taxes		(5,700)	(5,700)
Net income (loss)	$ (3,312)	$ 21,721	$ 21,376	$ (4,312)
Income (loss) per share, basic and diluted (in dollars per share)	$ (0.00)	$ 0.00	$ 0.00	$ (0.00)
Weighted average shares outstanding, basic and diluted (in shares)	20,000,000	17,916,484	18,952,486	20,000,000